Operating leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Liability, Noncurrent	$ 27,663	$ 48,256
Operating Lease, Right-of-Use Asset	37,618	48,256
Office Rental [Member]
Operating Lease, Liability, Noncurrent	427	552
Operating Lease, Right-of-Use Asset	$ 427	552
Operating Lease, Weighted Average Discount Rate, Percent	4.80%
Operating Lease, Weighted Average Remaining Lease Term	1 year 5 months 26 days
Operating lease expense	$ 503	501	$ 461
Charter In Vessels [Member]
Operating Lease, Liability, Noncurrent	37,191	47,704
Operating Lease, Right-of-Use Asset	$ 37,191	$ 47,704
Operating Lease, Weighted Average Discount Rate, Percent	3.00%
Operating Lease, Weighted Average Remaining Lease Term	5 years 4 months 6 days